Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,757,573.9
Previously Paid Amount	2,176.2
Total Fee Amount	2,176.2
Total Offset Amount	0
Net Fee	$ 0